Document And Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	Eventure Interactive, Inc.
Entity Central Index Key	0001509351
Entity Filer Category	Smaller Reporting Company
Amendment Description	AmendmentDescription